10. Financial Instruments - Risk Management (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments - Risk Management
Disclosure of financial assets

Financial assets

	December 31, 2017	December 31, 2016	December 31, 2015
Cash and cash equivalents	$58,143	$55,393	$134,574
Trade and other receivables	407,010	900,077	842,879
Total financial assets	$465,153	$955,470	$977,453

Disclosure of financial liabilities

Financial liabilities

	December 31, 2017		December 31, 2016		December 31, 2015
	Financial liabilities at fair value through profit or loss	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss	Financial liabilities at amortized cost
Trade and other payables	$–	$6,409,094	$–	$5,994,904	$–	$5,372,684
Loans and borrowings and notes payable	–	26,572,080	–	27,802,729	–	28,136,250
Derivatives financial liabilities	1,859,700	–	794,235	–	2,733,836	–
Total financial liabilities	$1,859,700	$32,981,174	$794,235	$33,797,633	$2,733,836	$33,508,934

Disclosure of fair value measurement of liabilities

Financial instruments measured at fair value

	Fair value measurements at December 31, 2017 using
	Level 1	Level 2	Level 3
Financial liabilities
Derivative financial liabilities – convertible promissory notes	$–	$1,859,700	$–

	Fair value measurements at December 31, 2016 using
	Level 1	Level 2	Level 3
Financial liabilities
Derivative financial liabilities – convertible promissory notes	$–	$794,235	$–

	Fair value measurements at December 31, 2015 using
	Level 1		Level 2		Level 3
Financial liabilities	$		$		$
Derivative financial liabilities – convertible promissory notes		–		2,568,188		–
Derivative financial liabilities – interest rate swap agreement		–		165,648		–
Total financial liabilities		$–		$2,733,836		$–

Disclosure for cash held

The Group’s cash is held with the following institutions:

Description	Rating	December 31, 2017	December 31, 2016	December 31, 2015

Cassa Rurale e Artigiana di Binasco Credito Coorperativo	N/A	$19,225	$28,016	$87,046
Banca Intesa Sanpaolo	BBB	17,906	1,556	1,200
First Republic Bank	A-	7,363	4,467	22,989
Banca Cassa di Risparmio di Asti	N/A	5,755	5,296	6,527
Banca Popolare di Vicenza	CCC	5,570	8,942	10,244
ING Luxembourg	A+	2,050	2,980	2,831
Bank of China	A	–	3,246	1,406
Banca Popolare Commercio e Industria	C+	–	417	1,781
M&T Bank	A-	–	–	427
Total cash at bank		$57,869	$54,920	$134,451

Disclosure of maturity analysis for derivative financial liabilities

The following table sets out the contractual maturities (representing undiscounted contractual cash-flows) of financial liabilities:

At December 31, 2017	Up to 1 year	Between 1 and 5 years	Over 5 years	Total

Trade and other payables	$6,389,497	$19,597	$–	$6,409,094
Loans and borrowings	4,438,354	3,967,793	14,178,454	22,584,601
Notes payable to stockholders	3,987,479	–	–	3,987,479
Derivative financial liabilities	1,859,700	–	–	1,859,700
Total	$16,675,030	$3,987,390	$14,178,454	$34,840,874

At December 31, 2016	Up to 1 year	Between 1 and 5 years	Over 5 years	Total

Trade and other payables	$5,914,549	$80,355	$–	$5,994,904
Loans and borrowings	4,206,847	5,021,073	16,089,243	25,317,163
Notes payable to stockholders	2,516,981	–	–	2,516,981
Derivative financial liabilities	794,235	–	–	794,235
Total	$13,432,612	$5,101,428	$16,089,243	$34,623,283

At December 31, 2015	Up to 1 year	Between 1 and 5 years	Over 5 years	Total

Trade and other payables	$5,372,684	$–	$–	$5,372,684
Loans and borrowings	5,087,208	4,034,053	17,686,726	26,807,987
Notes payable to stockholders	1,328,263	–	–	1,328,263
Derivative financial liabilities	2,733,836	–	–	2,733,836
Total	$14,521,991	$4,034,053	$17,686,726	$36,242,770